Right-of-use assets and lease liabilities (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Right-of-use Assets And Lease Liabilities
Operating lease expense	$ 270,231	£ 196,944	£ 155,507	£ 169,593